PGIM Enhanced Retirement Spending Fund Average Annual Total Returns			12 Months Ended	20 Months Ended		60 Months Ended	103 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88% [1]	17.85%	[1],[2]	14.42%	14.82%	14.82%
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	5.32%	[2]
S&P Target Risk Moderate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.37%	10.32%	[4]
Enhanced Retirement Spending Fund Custom Benchmark[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.79%	12.58%	[4]
R6
Prospectus [Line Items]
Average Annual Return, Percent			15.08%	12.96%
Performance Inception Date		Apr. 03, 2024
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.08%	11.01%
Performance Inception Date		Apr. 03, 2024
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.38%	9.32%
Performance Inception Date		Apr. 03, 2024

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.